Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income (loss)	$ (11,531,781)	$ (6,389,076)	$ 3,586,692
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	363,648	185,484	25,926
Loss (income) from long-term investment	29,203	(143,849)
Allowance for doubtful accounts	579,938	451,127
Amortization of operating lease right-of-use assets	1,557,714	880,551	156,543
Inventory reserve	1,102,119	329,639	24,172
Deferred income taxes	(420,514)	(263,249)	(6,044)
Share-based compensation	1,847,926	971,200
Changes in operating assets and liabilities:
Accounts receivables	(1,661,261)	(4,688,990)	(289,767)
Accounts receivable - related Parties	161,460	217,500	(646,285)
Inventories	(3,074,027)	(4,983,104)	(4,518,720)
Advance to suppliers	(17,985,535)	(3,335,276)	(1,861,778)
Advance to suppliers - related parties		590,738	7,583,425
Prepaid expenses and other current assets	263,847	(1,375,344)	218,550
Accounts payables	1,715,092	(776,146)	2,445,100
Accounts payables - related parties	(101,225)	2,234,057
Trade notes payable		(588,215)	550,221
Deferred revenue	16,928,087	401,233	(396,109)
Operating lease liabilities	(1,696,455)	(868,766)	(143,339)
Taxes payable	64,380	(982,105)	830,726
Accrued expenses and other liabilities	(135,591)	98,632	(669,939)
Net cash provided by (used in) operating activities	(11,992,975)	(18,033,959)	6,889,374
Cash flows from investing activities:
Long-term investment in a noncontrolling entity		(4,650,150)
Advance for purchase of fixed assets		(951,874)	(115,414)
Purchase of intangible assets	(677,702)	(426,370)
Purchase of equipment	(660,488)	(609,014)	(1,332)
Net cash used in investing activities	(1,338,190)	(6,637,408)	(116,746)
Cash flows from financing activities:
Private placements issuance			10,000,000
Deferred offering costs			(379,961)
Proceeds from issuance of Ordinary Shares	9,883,240
Net proceeds from the Initial Public Offering		25,685,364
Proceeds from short-term loans	2,530,929	2,635,085
Repayment of short-term loans	(2,530,929)
Proceeds from related party loans	55,529		1,174,546
Repayment of related party loans		(1,108,311)
Net cash provided by financing activities	9,938,769	27,212,138	10,794,585
Effect of exchange rate changes on cash and restricted cash	(1,139,229)	464,900	665,331
Net increase (decrease) in cash and restricted cash	(4,531,625)	3,005,672	18,232,544
Cash and restricted cash, beginning of year	21,249,727	18,244,055	11,511
Cash and restricted cash, end of year	16,718,102	21,249,727	18,244,055
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	13,718,102	18,249,737	18,244,055
Restricted cash	3,000,000	2,999,990
Total cash and restricted cash	16,718,102	21,249,727	18,244,055
Supplemental disclosure information:
Cash paid for income tax		988,445	839,325
Cash paid for interest	117,070	92,257
Supplemental non-cash activities:
Cash paid in prior year for purchase of fixed assets		123,384
Cash paid in prior year for purchase of intangible assets	88,198
Right of use assets obtained in exchange for operating lease obligations	$ 34,090	$ 2,370,655	$ 3,480,231